BIOLOGICAL ASSETS - Fair value adjustment (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Fair value adjustment of biological assets recognized under other operating income (expense), net
Physical changes	R$ 268,831		R$ 156,906
Price	295,702		309,578
Fair value adjustment of biological assets recognized under other operating income (expense), net	R$ 564,533	R$ 173,733	466,484
Biological assets pledged		R$ 0	R$ 0